Restructuring and Other Charges (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Employee	Dec. 31, 2011 Employee
Restructuring Cost and Reserve [Line Items]
Severance related costs for its former CEO And restricted stock		$ 400,000
Non-cash charges related to accelerated vesting		500,000
Restructuring and other charges	2,300,000	2,275,000	2,200,000
Restructuring Charges (Textual) [Abstract]
Restructuring costs	2,300,000	2,275,000	2,200,000
Number of employees		70	100
Federal [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges		1,100,000
Restructuring Charges (Textual) [Abstract]
Restructuring costs		1,100,000
Transportation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges		1,200,000
Restructuring Charges (Textual) [Abstract]
Restructuring costs		$ 1,200,000